NOTE 10 - STOCKHOLDERS' EQUITY: Schedule of Nonvested Restricted Stock Units Activity (Details) - Restricted Stock Units - $ / shares	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares	7,075,000	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price	$ 0.05	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	15,975,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	(8,900,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 0.05